UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital

        Appreciation Fund, Inc. , 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Precision Castparts Corp.	305,971	$73,702,294
Airlines — 1.8%
Spirit Airlines, Inc. (a)	898,313	67,894,496
Auto Components — 0.7%
Delphi Automotive PLC	365,033	26,545,200
Beverages — 0.6%
Constellation Brands, Inc., Class A (a)	227,765	22,359,690
Biotechnology — 8.4%
Gilead Sciences, Inc. (a)	388,661	36,635,186
Regeneron Pharmaceuticals, Inc. (a)	169,535	69,551,734
United Therapeutics Corp. (a)(b)	831,403	107,658,374
Vertex Pharmaceuticals, Inc. (a)	796,373	94,609,112

		308,454,406
Chemicals — 0.6%
Ecolab, Inc.	211,266	22,081,522
Consumer Finance — 1.4%
Discover Financial Services	784,237	51,359,681
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B (a)	249,071	37,398,011
Moody’s Corp.	560,429	53,694,702

		91,092,713
Food & Staples Retailing — 1.5%
CVS Health Corp.	269,274	25,933,779
Whole Foods Market, Inc.	582,523	29,370,810

		55,304,589
Food Products — 0.8%
The Hershey Co.	290,773	30,220,038
Health Care Equipment & Supplies — 0.7%
Intuitive Surgical, Inc. (a)	50,003	26,448,587
Health Care Providers & Services — 2.9%
Express Scripts Holding Co. (a)	884,933	74,927,277
Humana, Inc.	231,057	33,186,717

		108,113,994
Health Care Technology — 0.8%
athenahealth, Inc. (a)(b)	205,567	29,951,112
Hotels, Restaurants & Leisure — 2.5%
Starbucks Corp.	737,985	60,551,669
Wynn Resorts Ltd.	209,600	31,180,096

		91,731,765
Internet & Catalog Retail — 4.5%
Netflix, Inc. (a)	218,403	74,608,649
TripAdvisor, Inc. (a)	1,217,412	90,891,980

		165,500,629
Internet Software & Services — 17.5%
Alibaba Group Holding Ltd. (a)	655,348	68,116,871

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Alibaba Group Holding Ltd. — ADR (a)	20,800	$2,161,952
Baidu, Inc. — ADR (a)	396,480	90,385,546
Facebook, Inc., Class A (a)	2,086,640	162,799,653
Google, Inc., Class A (a)	181,345	96,232,538
LinkedIn Corp., Class A (a)	423,811	97,353,625
Yahoo!, Inc. (a)	2,541,929	128,392,834

		645,443,019
IT Services — 7.1%
Alliance Data Systems Corp. (a)	307,548	87,974,105
Visa, Inc., Class A	661,608	173,473,617

		261,447,722
Media — 9.9%
Liberty Global PLC, Series A (a)	2,328,343	116,894,460
Time Warner, Inc.	586,464	50,095,755
Twenty-First Century Fox, Inc., Class A	3,558,074	136,647,832
The Walt Disney Co.	644,821	60,735,690

		364,373,737
Multiline Retail — 2.0%
Dollar General Corp. (a)	1,044,255	73,828,829
Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc. (a)(b)	620,481	61,892,980
Pioneer Natural Resources Co.	175,822	26,171,105
Range Resources Corp.	276,513	14,779,620

		102,843,705
Pharmaceuticals — 10.3%
AbbVie, Inc.	2,358,018	154,308,698
Mallinckrodt PLC (a)	306,661	30,368,639
Perrigo Co. PLC	472,167	78,927,436
Valeant Pharmaceuticals International, Inc. (a)	807,047	115,496,496

		379,101,269
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	475,199	37,398,161
Road & Rail — 2.8%
Union Pacific Corp.	874,293	104,154,525
Software — 5.8%
Oracle Corp.	765,479	34,423,591
salesforce.com, Inc. (a)(b)	1,724,755	102,295,219
VMware, Inc., Class A (a)	524,769	43,303,938
Workday, Inc., Class A (a)(b)	424,376	34,633,325

		214,656,073
Specialty Retail — 1.1%
The Home Depot, Inc.	395,807	41,547,861
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	1,489,830	164,447,435
Textiles, Apparel & Luxury Goods — 2.7%
lululemon athletica, Inc. (a)(b)	894,453	49,901,533

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2014	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Michael Kors Holdings Ltd. (a)	674,841	$50,680,559

		100,582,092
Total Common Stocks — 99.2%		3,660,585,144

Preferred Securities
Preferred Stocks
Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)	5,093,400	38,557,038
Total Long-Term Investments (Cost — $2,855,864,009) — 100.2%		3,699,142,182

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	22,578,118	$22,578,118

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)(f)	$117,504	117,504,042
Total Short-Term Securities (Cost — $140,082,160) — 3.8%		140,082,160
Total Investments (Cost — $2,995,946,169*) — 104.0%		3,839,224,342
Liabilities in Excess of Other Assets — (4.0)%		(147,601,512)

Net Assets — 100.0%		$3,691,622,830

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,005,632,037

Gross unrealized appreciation	$871,864,045
Gross unrealized depreciation	(38,271,740)

Net unrealized appreciation	$833,592,305

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $38,557,038 and an original cost of $31,222,542 which was 1.0% of its net assets.

(d)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	22,578,118	22,578,118	$2,114	$2,243
BlackRock Liquidity Series, LLC, Money Market Series	$93,425,140	$24,078,902	$117,504,042	$76,062	—

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$73,702,294	—	—	$73,702,294
Airlines	67,894,496	—	—	67,894,496
Auto Components	26,545,200	—	—	26,545,200
Beverages	22,359,690	—	—	22,359,690
Biotechnology	308,454,406	—	—	308,454,406
Chemicals	22,081,522	—	—	22,081,522
Consumer Finance	51,359,681	—	—	51,359,681
Diversified Financial Services	91,092,713	—	—	91,092,713
Food & Staples Retailing	55,304,589	—	—	55,304,589
Food Products	30,220,038	—	—	30,220,038
Health Care Equipment & Supplies	26,448,587	—	—	26,448,587
Health Care Providers & Services	108,113,994	—	—	108,113,994
Health Care Technology	29,951,112	—	—	29,951,112
Hotels, Restaurants & Leisure	91,731,765	—	—	91,731,765
Internet & Catalog Retail	165,500,629	—	—	165,500,629
Internet Software & Services	645,443,019	—	—	645,443,019
IT Services	261,447,722	—	—	261,447,722
Media	364,373,737	—	—	364,373,737
Multiline Retail	73,828,829	—	—	73,828,829
Oil, Gas & Consumable Fuels	102,843,705	—	—	102,843,705
Pharmaceuticals	379,101,269	—	—	379,101,269
Real Estate Investment Trusts (REITs)	37,398,161	—	—	37,398,161
Road & Rail	104,154,525	—	—	104,154,525
Software	214,656,073	—	—	214,656,073
Specialty Retail	41,547,861	—	—	41,547,861
Technology Hardware, Storage & Peripherals	164,447,435	—	—	164,447,435
Textiles, Apparel & Luxury Goods	100,582,092	—	—	100,582,092
Preferred Securities:
Software	—	—	$38,557,038	38,557,038
Short-Term Securities	22,578,118	$117,504,042	—	140,082,160

Total	$3,683,163,262	$117,504,042	$38,557,038	$3,839,224,342

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, collateral on securities loaned at value of $117,504,042 is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2014	3

Schedule of Investments (concluded)

A reconciliation of Level investments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2014	$31,222,542
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	7,334,496
Purchases	—
Sales	—
Closing balance, as of December 31, 2014	$38,557,038

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[1]	$7,334,496

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$38,557,038	Market Comparable Companies	2015P Revenue Multiple[3]	14.44x
		Options Pricing Model	Years to IPO[2]	2
			Risk Free Rate[2]	0.57%
			Volatility[3]	45.00%
			Discount Rate on Liquidation Preference[3]	8.00%

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 23, 2015